Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment

11.  Property, plant and equipment

		Plant,
	Land and	machinery	Dunnage
	buildings	and other	and other	Total
	$’m	$’m	$’m	$’m
Cost
At January 1, 2020	331	1,048	109	1,488
Additions	41	231	13	285
Disposals	(2)	(21)	(1)	(24)
Exchange	16	40	5	61
At December 31, 2020	386	1,298	126	1,810
Depreciation
At January 1, 2020	(69)	(306)	(37)	(412)
Charge for the year	(39)	(110)	(17)	(166)
Disposals	—	21	1	22
Exchange	(4)	(15)	(3)	(22)
At December 31, 2020	(112)	(410)	(56)	(578)
Net book value
At December 31, 2020	274	888	70	1,232
Cost
At January 1, 2021	386	1,298	126	1,810
Additions	74	744	21	839
Acquisition (note 10)	1	7	—	8
Disposals	(7)	(11)	(5)	(23)
Exchange	(15)	(48)	(4)	(67)
At December 31, 2021	439	1,990	138	2,567
Depreciation
At January 1, 2021	(112)	(410)	(56)	(578)
Charge for the year	(47)	(129)	(16)	(192)
Disposals	5	11	4	20
Exchange	6	16	3	25
At December 31, 2021	(148)	(512)	(65)	(725)
Net book value
At December 31, 2021	291	1,478	73	1,842

Depreciation expense of $181 million (2020: $158 million; 2019: $134 million) has been charged in cost of sales and $11 million (2020: $8 million; 2019: $7 million) in sales, general and administration expenses.

Construction in progress at December 31, 2021 was $634 million (2020: $221 million).

Included in property, plant and equipment is an amount for land of $49 million (2020: $46 million).

Substantially all of the Group’s property, plant and equipment is pledged as security under the terms and conditions of the Group’s financing arrangements. No interest was capitalized in the year (2020: $nil).

Impairment

The Group has considered the carrying value of the property, plant and equipment of the Group and assessed the indicators of impairment as at December 31, 2021 in accordance with IAS 36. No such indicators of impairment were identified.

Right of Use assets — Net Book Value, depreciation and variable lease expense

The following right-of-use assets were included in property, plant and equipment:

		Plant,	Dunnage
	Land and	machinery	and
	buildings	and other	other	Total
Net book value At December 31,	$’m	$’m	$’m	$’m
2021	71	67	41	179
2020	76	6	45	127

The increase in the net book value of the right-of use assets at December 31, 2021 to $179 million (2020: $127 million) is primarily the result of total additions to the right-of-use assets of $103 million (2020: $37 million) and total right-of-use assets acquired of $1 million (2020: $nil), offset by a depreciation charge of $46 million (2020: $36 million), comprised of Land and buildings: $34 million (2020: $26 million); Plant and machinery: $6 million (2020: $3 million), and Dunnage and other: $6 million (2020: $7 million) and exchange losses, all during the year ended December 31, 2021.

The Group incurred variable lease expense of $35 million in the year ended December 31, 2021 (2020: $29 million, 2019: $23 million) primarily related to warehouse leases.

Capital commitments

The following capital commitments in relation to property, plant and equipment were authorized by management, but have not been provided for in the consolidated financial statements:

	At December 31,
	2021	2020	2019
	$’m	$’m	$’m
Contracted for	452	115	52
Not contracted for	181	218	51
	633	333	103